Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2020	Dec. 10, 2020	Mar. 31, 2020
Document And Entity Information
Entity Registrant Name	PATRIOT TRANSPORTATION HOLDING, INC.
Entity Central Index Key	0001616741
Document Type	10-K
Document Period End Date	Sep. 30, 2020
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Incorporation State Country	FL
Entity File Number	001-36605
Security title	Common stock, $.10 par value
Trading symbol	PATI
Name of exchange on which registered	NASDAQ
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Emerging Growth Company	false
Entity Small Business Filer	true
Shell Company	false
Interactive data current	Yes
Entity Public Float			$ 22,994,415
Entity Common Stock, Shares Outstanding		3,377,279
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020